Advances to Joint Venture Partner and Equity Accounted Joint Ventures - Additional Information (Detail) (USD $)	12 Months Ended							12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Exmar LPG BVBA [Member]	Feb. 28, 2013 Exmar LPG BVBA [Member]	Dec. 31, 2013 Exmar LPG BVBA [Member] LIBOR [Member]	Dec. 31, 2013 Excalibur Joint Venture [Member]	Dec. 31, 2013 Excalibur Joint Venture [Member] LIBOR [Member]	Dec. 31, 2013 Teekay Tangguh Joint Venture [Member]	Dec. 31, 2012 Teekay Tangguh Joint Venture [Member]	Feb. 01, 2014 Teekay Tangguh Joint Venture [Member] Subsequent Event [Member]	Dec. 31, 2013 P.T. Berlian Laju Tanker [Member]	Dec. 31, 2013 Teekay Tangguh Joint Venture and Pt Berlian Laju Tanker [Member]
Investments in and Advances to Affiliates [Line Items]
Advances to joint venture partner	$ 14,364,000	$ 0						$ 10,200,000			$ 4,200,000	$ 14,364,000
Advances to joint venture partner, noncurrent	0	14,004,000							10,200,000
Partnership owns percentage in joint venture								69.00%
Interest bearing percentage					2.00%		0.50%				8.00%
Unpaid interest to partners	400,000										400,000
Dividends declared										69,500,000
Partnership owns percentage in joint venture			50.00%	50.00%		50.00%
Advances to equity accounted joint ventures	$ 671,789,000	$ 409,735,000	$ 81,700,000	$ 67,900,000		$ 3,000,000
Repayment term	No fixed repayment terms